As filed with the Securities and Exchange Commission on March 17, 2016

1933 Act File No. 333-104972
1940 Act File No. 811-21339

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.   ☐

  Post-Effective Amendment No. 24  ☒

  and

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940  ☒

  Amendment No. 25  ☒

Morgan Stanley Institutional Liquidity Funds

(a Massachusetts business trust)

(Exact Name of Registrant)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 548-7786

Joseph C. Benedetti, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of rule 485.

Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of March, 2016.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

(1) Principal Executive Officer		President and Principal Executive Officer	March 17, 2016

By:	/s/ John H. Gernon
John H. Gernon

(2) Principal Financial Officer		Principal Financial Officer	March 17, 2016

By:	/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

INDEPENDENT TRUSTEES

Frank L. Bowman		Joseph J. Kearns
Kathleen A. Dennis		Michael F. Klein
Nancy C. Everett		Michael E. Nugent (Chairman)
Jakki L. Haussler		W. Allen Reed
Dr. Manuel H. Johnson		Fergus Reid

By:	/s/ Carl Frischling		March 17, 2016
Carl Frischling
Attorney-In-Fact for the Independent Trustees

INTERESTED TRUSTEE

James F. Higgins

By:	/s/ Joseph C. Benedetti		March 17, 2016
Joseph C. Benedetti
Attorney-In-Fact for the
Interested Trustee

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase